Business combinations	12 Months Ended
Dec. 31, 2022
Business combinations
Business combinations

8. Business combinations

(a) Newsky Wisdom

In April 2020, the Group completed the acquisition of 50.5% of equity interests in Newsky Wisdom Treasure (Beijing) Co., Ltd., a PRC registered company engaged in system-based solutions in the PRC and operated independently from other businesses of the Group. The acquired company offers a suite of products and services helping financial service providers to enhance their system-based risk management capabilities. The total cash paid for the transaction was RMB25.0 million, consists of cash consideration of RMB23.8 million and the financial asset for an earn-out arrangement as RMB1.2 million. The purchase price allocation is as follows:

Amount
RMB
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalent of Newsky Wisdom at acquisition date	2,240	—
Other working capital	28,914	—
Identifiable intangible assets acquired	—	—
Software	1,000	3
Customer relationship	2,200	4
Brand	2,800	10
Backlog	800	3
Goodwill	10,236	—
Deferred tax liabilities	(1,020)	—
Total	47,170	—

Goodwill primarily represents the expected synergies from the combined business, which increase the competitiveness and competence in providing relevant services, and the assembled workforce and their knowledge and experiences in the industry. In 2022, the financial performance of Newsky Wisdom was significantly below the forecasts at acquisition as their business development were delayed due to impact of COVID-19. As such, the Group performed quantitative impairment test for this reporting unit and recorded full impairment totaling RMB10,236 for goodwill of Newsky Wisdom in the year ended December 31, 2022. The goodwill carried from the acquisition of Newsky Wisdom was fully impaired and recorded in impairment of goodwill and intangible assets acquired from business combination in the consolidated statements of comprehensive loss for the year ended December 31, 2022.

The total revenue and net loss from Newsky Wisdom that are included in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2020 were RMB13,592 and RMB6,028, respectively.

The acquired business is not considered material to the Group thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combinations is not presented.

(b) Other acquisition

In 2022, the Group paid HKD9.5 million (RMB8.7 million) as the cash consideration to acquire additional 30% equity interest of a Hong Kong based small size business company, which was controlled 55% equity interest by the Company since the third quarter of 2019.